Acquisitions - Estimated Fair Value of Identifiable Intangible Assets Acquired (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 814.1
Acquired intangible assets, weighted average useful lives	7 years 1 month 6 days
Merchant Relationships
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 588.0
Acquired intangible assets, weighted average useful lives	7 years
Channel Partner
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 121.0
Acquired intangible assets, weighted average useful lives	10 years
Current Technology
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 72.0
Acquired intangible assets, weighted average useful lives	5 years
Trade name
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 16.0
Acquired intangible assets, weighted average useful lives	1 year
Covenants-Not-to-Compete
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 15.0
Acquired intangible assets, weighted average useful lives	3 years
Favorable Lease
Schedule Of Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Acquired identifiable intangible assets, fair value	$ 2.1
Acquired intangible assets, weighted average useful lives	5 years 7 months 6 days